Dividends - Disclosure of interim dividends paid (Parenthetical) (Details) - ₩ / shares	3 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Common Stocks [Member]
Disclosure Of Interim Dividends Paid [Line Items]
Dividends Payable Amount Per Share	₩ 540	₩ 540	₩ 540	₩ 525	₩ 525	₩ 525	₩ 400	₩ 400	₩ 400
Convertible Preferred Stocks [Member]
Disclosure Of Interim Dividends Paid [Line Items]
Dividends Payable Amount Per Share						₩ 525	₩ 400	₩ 400	₩ 400